Revenue Recognition (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Revenue Recognition [Abstract]
Schedule of Revenue from Contracts with Customers

The Company’s revenue from contracts with customers by type of contract are summarized as follows (in thousands):

	Six Months Ended June 30,
	2026	2025
Fixed price	$1,393	$1,405
Cost-reimbursable	400	45
Total revenue from customers	$1,793	$1,450

The following table summarizes the timing of revenue recognition from contracts with customers (in thousands):

	Six Months Ended June 30,
	2026	2025
Revenue recognized at a point in time	$1,157	$1,092
Revenue recognized over time	636	358
Total revenue from customers	$1,793	$1,450

The Company’s revenue from contracts with customers, excluding grant revenues, by type of contracts are summarized as follows (in thousands):

	Year Ended December 31,
	2025	2024
Fixed price	$3,699	$645
Cost-reimbursable	458	155
Total revenue from customers	$4,157	$800

The following table summarizes the timing of revenue recognition from contracts with customers (in thousands):

	Year Ended December 31,
	2025	2024
Revenue recognized at a point in time	$2,607	$431
Revenue recognized over time	1,550	369
Total revenue from customers	$4,157	$800

Schedule of Contract Liabilities

Contract liabilities represent the dollar value of funded orders for work which has been invoiced or paid for and has not been performed. Contract liabilities activities are summarized as follows (in thousands):

	As of June 30, 2026	As of June 30, 2025
Balance at beginning of period	$—	$579
Recognition of revenue	—	—
Deferral of revenue	349	(59)
Balance at end of period	$349	$520

Contract liabilities represents the dollar value of funded orders for work which has been invoiced or paid for and has not been performed. Contract liabilities activities are summarized as follows (in thousands):

	As of December 31,
	2025	2024
Balance at beginning of period	$579	$17
Recognition of revenue	(579)	(17)
Deferral of revenue	—	579
Balance at end of period	$—	$579